Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Revenue [Abstract]
Schedule of Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	As at March 31
	2019	2020
Receivables, which are included in ‘Trade and other receivables’	46,818	46,814
Contract assets	313	—
Contract liabilities	70,335	34,912

Non-current	84	1,548
Current	70,251	33,364
Total contract liabilities	70,335	34,912

Schedule of Changes in Contract Assets

Changes in contract assets are as follows:

	As at March 31
	2019	2020
Balance at the beginning of the year	221	313
Revenue recognised during the year	313	—
Invoices raised during the year	(206)	(307)
Translation exchange difference	(15)	(6)
Balance at the end of the year	313	—